TROUTMAN SANDERS LLP
ATTORNEYS AT LAW
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TELEPHONE: 212-704-6000
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Michael Shef	Direct Dial: 212-704-6140
michael.shef@troutmansanders.com	Direct Fax: 212-704-5974
March 27, 2007
Via Edgar and Federal Express
Mary K. Fraser, Esq.
United States Securities and Exchange Commission
Division of Corporate Finance
Mail Stop 6010
100 F. Street, N.E.
Washington, DC 20549-7010

RE:	Biodel, Inc.
Form S-1 Registration Statement
File No. 333-140504
Dear Ms. Fraser:
     On behalf of Biodel Inc. (the “Company”), set forth herein are the Company’s responses to the comments contained in the comment letter of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated March 9, 2007, with respect to the Company’s Registration Statement on Form S-1 (the “Form S-1”), filed with the Commission on February 7, 2007. Attached hereto as Exhibit A is a clean version of Amendment No.1 to the Form S-1 (the “Form S-1/A”).
     Courtesy copies of this letter and clean and marked versions of the Form S-1/A have been sent to the Commission’s examiners via courier. The marked copy of the Form S-1/A indicates the changes from the Form S-1 as previously filed with the Commission.
     All responses provided herein are based solely on information provided by the Company.
     For your convenience, we have reprinted the Commission’s written comments below prior to the Company’s responses.

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

Comments Applicable to the Entire Document
1.	We note that your filing contains numerous omissions throughout the prospectus which relate to the offering price range or the number of shares you will sell. These omissions include but are not limited to:

•	Summary Financial	•	The Option Grants Table Data
•	Shares Eligible For Future Sale	•	Use of Proceeds
•	The Principal Stockholders	•	Capitalization Table
•	Dilution	•	Description of Capital Stock
Rule 430A requires you to include this information in your filing based upon an estimate of the offering price within a bona fide range you disclose on the cover page and based upon an estimate of the number of shares you will sell. We consider a bona fide range to be $2 if the price is under $20 and 10% if it is above $20. You should include the required information in an amendment prior to circulating a “red herring” prospectus.
RESPONSE: The Company and the underwriters have not yet determined the offering price range or the number of shares to be offered. Therefore, the Company will include the required information in a later amendment to the Form S-1, after those parameters have been established, and before the Company circulates a “red herring” prospectus. The Company acknowledges the Staff’s interpretation regarding the parameters of a bona fide price range.
2.	Provide us with copies of all the graphic, photographic or artistic materials you intend to include in the prospectus prior to its printing and use. Please note that we may have comments. Please also note that all textual information in the graphic material should be brief and comply with the plain English guidelines regarding jargon and technical language.
RESPONSE: The Company advises the Staff that it does not intend to include any additional graphic, photographic or artistic materials in the prospectus prior to its printing and use.
3.	We note that a number of your exhibits have not yet been filed, including your manufacturing agreement and your opinion of counsel. Please file your exhibits with your first amendment to ensure that the staff has adequate time to review them.
RESPONSE: The Company has filed the following documents as exhibits to the Form S-1/A:

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

Exhibit No.	Document
3.4	Form of registrant’s Second Amended and Restated Certificate of Incorporation, to be effective upon completion of the offering.

3.6	Form of registrant’s Amended and Restated Bylaws, to be effective upon the completion of the offering.

4.1	Specimen Common Stock Certificate.

10.3	Amended and Restated 2004 Stock Incentive Plan, to be effective upon completion of the offering.

10.4	2005 Employee Stock Purchase Plan, to be effective upon the completion of the offering.

10.5	2005 Non-Employee Directors’ Stock Option Plan, to be effective upon the completion of the offering.

10.6	Amended and Restated Employment Agreement, dated March 20, 2007, between the Registrant and Solomon S. Steiner.

10.7	Amended and Restated Employment Agreement, dated March 20, 2007, between the Registrant and Roderike Pohl.

10.8	Amended and Restated Employment Agreement, dated March 20, 2007, between Registrant and F. Scott Reding.

10.10	Supply Agreement made on April 4, 2005 by and between Diosynth B.V. and the registrant.

10.11	Manufacturing Agreement, dated December 20, 2005 between the registrant and Cardinal Health — PTS, LLC.

10.14	Lease Agreement, dated February 2, 2004, between the registrant and Mulvaney Properties, LLC.

10.15	Lease Agreement, dated October 19, 2006, between the registrant and Mulvaney Properties, LLC.

23.1	Consent of BDO Seidman, LLP, Independent Registered Public Accounting firm.

23.3	Consent of American Appraisal Associates, Inc.

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

These constitute all of the exhibits, except for the form of underwriting agreement and opinion of counsel and related consent. The Company will file these documents in a later amendment to the Form S-1, after the number of shares to be offered has been established by the Company and the underwriters. We note that the Company has submitted a request for confidential treatment of portions of Exhibits 10.10 and 10.11.
Prospectus Summary — page 1
4.	Under “VIAject” on page 2, please explain what a “non-inferiority, pivotal Phase III clinical trial” is. Under “Our Strategy,” also on page 2, please briefly explain what the “Section 505(b)(2) regulatory approval pathway” entails.
RESPONSE: The Company has added additional disclosure under the heading “VIAject™” on page 2 of the Form S-1/A that explains the meaning of a “non-inferiority” trial. The Company has added disclosure in the same paragraph that explains what the “Section 505(b)(2) regulatory approval pathway” entails. The Company included the disclosure in this paragraph, and not under “Our Strategy,” because this is the first reference to Section 505(b)(2) in the Prospectus Summary.
Risk Factors — page 6
If our product candidates are found to cause undesirable side effects we may need to delay or abandon our development and commercialization efforts. — page 10
5.	If you are aware of any undesirable side effects, please describe them here and in “Reports of side effects or safety concerns in related technology fields or in other companies’ clinical trials could delay or prevent us from obtaining regulatory approval or negatively impact public perception of our product candidates.”
RESPONSE: The Company has added additional disclosures on pages 10 and 20 of the Form S-1/A to describe side effects that it is aware of.
After this offering, our executive officers, directors and principal stockholders will maintain the ability to control all matters submitted to stockholders for approval — page 21
6.	Please expand the risk factor to also discuss the risk inherent in management entrenchment.
RESPONSE: The Company has expanded the above-mentioned risk factor on page 21 of the Form S-1/A to discuss the risk inherent in management entrenchment.
Use of Proceeds — page 25

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

7.	Please expand the discussion in the third paragraph to explain what the term “completion of the development of VIAject” includes. Do you mean that you will have enough funding to get through the FDA approval process? Does this include commercialization?
RESPONSE: The Company has revised its disclosure on page 26 to explain that upon the completion of the offering, the Company expects to have sufficient funding to complete the FDA approval process for VIAject™ and, if it collaborates with a pharmaceutical or biotechnology company, for its commercialization as well. The Company has also disclosed that if it does not collaborate with a pharmaceutical or biotechnology company, it would not have sufficient funding to commercialize VIAject™.
Management’s Discussion and Analysis of Financial Condition and Results of Operations Research and Development Expenses — page 38
8.	Since you do not track research and development expenses with respect to each of your clinical and preclinical product candidates, please revise your disclosure here to include a table that illustrates research and development expenses for each period presented in your financial statements, including the inception period, in total and by nature of the costs.
RESPONSE: The Company has revised its disclosure on page 34 of the Form S-1/A to include a table that illustrates research and development expenses by nature of the costs for each period presented in the financial statements included in the Form S-1/A.
9.	Please clarify and disclose whether you can reasonably estimate the anticipated completion dates to complete the phase in process of each product candidate and, if so, include those dates in your disclosure.
RESPONSE: The Company has revised its disclosure on page 34 of the Form S-1/A to clarify and disclose the dates by which it expects to complete the phase in process of each of its product candidates.
Preclinical Study and Clinical Trial Accruals — 34
10.	Please revise your disclosure to clarify whether changes in estimates have been material for each period presented, quantifying any material changes in estimate.
RESPONSE: The Company has revised its disclosure on page 36 of the Form S-1/A to clarify that there have been no material changes in its estimates of accrued expenses for the periods presented in the Form S-1/A.

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

11.	As you state that you have considered the “perspective provided by unrelated valuation specialists and investment banks”, please provide written consents of the independent valuation specialists and investment banks. Refer to Securities Act Rule 436 and footnote 60 of the AICPA Practice Aid on Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the AICPA Practice Aid).
RESPONSE: The Company has included the consent of American Appraisal Associates, Inc. (“AAAI”) as part of the Form S-1/A as Exhibit 23.3 and has deleted the reference to perspective provided by investment banks on page 36 of the Form S-1/A.
Business — page 41
Clinical Trials of VIAject — page 46
12.	Please explain what a “five-way crossover study” entails.
RESPONSE: The Company has provided the requested disclosure on page 49 of the Form S-1/A.
Executive Compensation — page 64
13.	Please revise the discussion in this section to comply with the new disclosure requirements of Item 402 of Regulation S-K that were effective on December 15, 2006.
RESPONSE: This will confirm my conversation with you on March 20, 2007 to the effect that no revision to the disclosure is necessary since SEC Release No. 33-8765 (December 22, 2006) states that companies are required to comply with the new Item 402 disclosure requirements in registration statements filed on or after December 15, 2006 for fiscal years ending on or after December 15, 2006. As we discussed, the Company’s most recent fiscal year ended on September 30, 2006.
Principal Stockholders — page 78
14.	Please update the information in this section to the most recent practicable date.
RESPONSE: The Company has revised the date of the information in the principal stockholders table on page 81 of the Form S-1/A to March 15, 2007 in response to this comment.
15.	Please revise the table to include the following executive officers identified on page 59 but not currently included in the table: Robert Feldstein, Dr. Andreas Pfutzner and R. Timmis Ware.

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

RESPONSE: This will confirm my conversation with you on March 20, 2007 to the effect that Robert Feldstein, Dr. Andreas Pfutzner and R. Timmis Ware are not required to individually be included in the principal stockholders table. Item 403 of Regulation S-K requires companies to furnish information with respect to the number of shares beneficially owned by directors, “named executive officers,” as defined by Item 402(a)(3) of Regulation S-K, and holders of more than 5% of the company’s securities. Mr. Feldstein, Dr. Pfutzner and Mr. Ware are not directors of the Company or holders of more than 5% of the Company’s securities. Since their compensation did not exceed $100,000 in the Company’s last fiscal year, Mr. Feldstein, Dr. Andreas Pfutzner and Mr. Ware are not “named executive officers”. Accordingly, it is not necessary to include Mr. Feldstein, Dr. Pfutzner and Mr. Ware in the principal stockholders table. We note that the beneficial ownership information for these executive officers is included in the table on the line labeled “All executive officers and directors as a group” as required by Item 403(b) of Regulation S-K.
Financial Statements
Balance Sheet, page F-3
16.	Please include a column for the pro forma balance sheet giving effect to the conversion of the preferred stock that will occur immediately subsequent to the IPO date.
RESPONSE: The Company has revised its disclosures on page F-3 of the financial statements included in the Form S-1/A to include a column for the pro forma balance sheet giving effect to the conversion of the preferred stock that will occur immediately subsequent to the IPO date.
Statement of Operations, page F-4
17.	Present pro forma net loss per share for 2006 giving effect to the conversion of preferred stock that will occur immediately subsequent to the IPO date and explain the presentation in the notes to the financial statement. Also present pro forma net loss per share in Selected and Summary Financial Data.
     RESPONSE: The Company has revised its disclosures in the Selected and Summary Financial Data and on page F-4 of the financial statements included in the Form S-1/A to present pro forma net loss per share for 2006 giving effect to the conversion of the preferred stock that will occur immediately subsequent to the IPO date. The Company has also added additional disclosure on pages F-13 and F-14 of the financial statements included in the Form S-1/A to explain such presentation in the notes to the financial statements.
     Intangible Asset, page F-8

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

18.	Clarify the nature of costs capitalized relating to “prosecuting” patents. Specify if costs related to patents that are ultimately not obtained are capitalized, and, if so, how you account for those costs once it has been determined the patent will not be granted. Also, justify the useful life of twenty years.
RESPONSE: The Company has revised its disclosure on pages F-8 and F-9 of the financial statements included in the Form S-1/A to add the requested clarifying disclosure. If the Company determines that a patent will not be granted or will not result in future revenues, the cost related to such patent will be expensed in full on the date of that determination. In addition, the Company amortizes expenses for the useful life of its patents over 20 years because its patents are used in the United States and overseas. In Europe, patents have a life of 20 years. The Company expects the patented technology to generate revenues for at least 20 years.
Share-Based Compensation, page F-9
19.	Please tell us how you determined the volatility for the periods presented, and why the expected volatility remained the same in 2005 and 2006.
RESPONSE: The selected volatility for the Company’s common stock for the options granted in 2006 was based on the observed median of implied volatilities of publicly traded companies in the same segment of the Company’s industry (“public guideline companies”). Due to lack of implied volatility data for the options granted in 2005, the 2006 observed median volatility of the selected guideline companies was utilized for both valuation dates. In addition, AAAI, an unrelated valuation specialist, concluded that historical volatility data of the public guideline companies during 2005 and 2006 were not reasonable representations of forward-looking volatility for the Company. Furthermore, AAAI concluded that 2006 implied volatility is a reasonable representation for use in 2005.
5. Related Party Transactions, page F-12
20.	Please disclose the fair value of the warrants issued in connection with each issuance discussed in this disclosure, and tell us how you determined the value of the warrants.
RESPONSE: The Company has revised its disclosure on pages F-15, F-16 and F-17 of the financial statements included in the Form S-1/A to disclose the fair market value of the warrants issued in connection with the issuance of the Series A convertible preferred stock and Series B convertible preferred stock. The fair market value of the warrants issued in connection with the issuance of the Company’s Series A convertible preferred stock was determined by using the Black-Scholes valuation method with the following assumptions: volatility of 40%, dividend yield of 0%, risk free rate of 3.5% and a term of 7 years. The fair market value of the warrants issued in connection with the issuance of Company’s Series B convertible preferred stock was determined

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

by using the Black Scholes valuation method with the following assumptions: volatility of 40%, dividend yield of 0%, risk free rate of 4.70% and an expected life of 3.5 years
Series A Convertible Preferred Stock, page F-16
21.	Please provide to us your analysis concluding that a beneficial conversion feature did not exist at the time of issuance of the Series B convertible preferred stock. Reference EITF 98-5 and 00-27 in your response.
RESPONSE: In calculating if there was a beneficial conversion feature, the Company applied the guidance prescribed by paragraphs 5 and 8 EITF 98-5 and Issue 1, paragraphs 5 through 7 of EITF 00-27. As such, the Company determined the fair value of the detachable instruments (the warrants issued in connection with the Series B convertible preferred stock), using the Black-Scholes valuation method with the following assumptions: volatility of 40%, dividend yield of 0%, risk free rate of 4.70% and an expected life of 3.5 years. The Company then allocated the relative fair value of the proceeds to the Series B convertible preferred stock to measure the intrinsic value. An effective conversion price of $3.32 was calculated and compared against the fair value of the stock, $3.32 on the commitment date, to calculate the intrinsic value per share. The Company calculated there was no intrinsic value and thus no beneficial conversion discount was recorded.
The Company also considered what adjustments would be necessary if the warrant exercise price was adjusted based on subsequent issuances of equity securities. Paragraphs 23, 24 and 25 of EITF 00-27 prescribe that if the terms of a contingent conversion option do not permit an issuer to compute the number of shares that the holder would receive if the contingent event occurs and the conversion price is adjusted, an issuer should wait until the contingent event occurs and then compute the resulting number of shares that would be received pursuant to the new conversion price. The number of shares that would be received upon conversion based on the adjusted conversion price would then be compared with the number that would have been received prior to the occurrence of the contingent event. The excess number of shares multiplied by the commitment date stock price equals the incremental intrinsic value that results from the resolution of the contingency and the corresponding adjustment to the conversion price. That incremental amount would be recognized when the triggering event occurs. The Company has not experienced a triggering event and therefore no adjustment has been made as of September 30, 2006 or December 31, 2006.
8. Stock Incentive Plan, page F-19

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

22.	Expand the disclosure here and in MD&A to include all the disclosure required by paragraphs 179, 180 and 182 of the AICPA Practice Aid. Include any options granted up to the date of filing the amendment.
RESPONSE: The Company has revised its disclosure on pages 36-38 and page F- 23 of the financial statements included in the Form S-1/A to include the disclosure required by paragraphs 179, 180, and 182 of the AICPA Practice Aid. The Company notes that AAAI, an unrelated valuation specialist, was used to assist in determining a retrospective valuation for all option grants prior to December 2006 and the same specialist was used to determine the fair value of grants in December 2006 contemporaneously with those grants. This is reflected in the updated financial statement disclosures.
     We also call to your attention that the Company has restated its financial statements as at and for the year ended September 30, 2006 as discussed in note 2 to the financial statements on page F-12.

Troutman Sanders LLP
attorneys at law
United States Securities and Exchange Commission
March 27, 2007

Please do not hesitate to contact me with any questions or comments regarding the foregoing responses.

Very truly yours,
/s/ Michael J. Shef

Michael J. Shef

cc:	Mr. Jeffrey P. Riedler US Securities and Exchange Commission Solomon S. Steiner, Ph.D. Biodel, Inc. Stuart R. Nayman, Esq. Wilmer Cutler Pickering Hale and Dorr LLP